Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,521,500.00
Total Fee Amount	3,938.82
Total Offset Amount	0.00
Net Fee	$ 3,938.82
Offering Table N/A
Offset Table N/A	N/A